Mining interests and Property, plant and equipment	12 Months Ended
Dec. 31, 2025
Mining interests and Property, plant and equipment
Mining interests and Property, plant and equipment
11.	Mining interests and Property, plant and equipment

	Plant and	Mining	Right-of-use	Construction-
	Equipment	Interests	assets	in-progress	2025
	$	$		$	$
Cost– Beginning of period	107,818	510,986	6,045	15,525	640,374
Additions	10,548	32,582	3,947	59,707	106,784
Assets classified as held for sale and other disposals	(21,992)	(30,483)	(31)	—	(52,506)
Asset retirement obligations	—	4,545	—	—	4,545
Depreciation capitalized	—	2,834	—	—	2,834
Share-based compensation capitalized	—	134	—	—	134
Impairment	(1,091)	(25,344)	(9)	(2,231)	(28,675)
Borrowing costs	—	10,140	—	—	10,140
Transfers	94	—	—	(94)	—
Currency translation adjustments	452	661	(60)	(105)	948
Cost – End of period	95,829	506,055	9,892	72,802	684,578

Accumulated depreciation – Beginning of period	39,458	4,316	2,807	—	46,581
Depreciation	11,105	1,264	782	—	13,151
Assets classified as held for sale and other disposals	(14,180)	(5,357)	(31)	—	(19,568)
Impairment	(745)	—	(9)	—	(754)
Currency translation adjustments	426	444	(28)	—	842
Accumulated depreciation – End of period	36,064	667	3,521	—	40,252

Cost	95,829	506,055	9,892	72,802	684,578
Accumulated depreciation	(36,064)	(667)	(3,521)	—	(40,252)
Net book value	59,765	505,388	6,371	72,802	644,326

(i)	On November 24, 2025, the Company entered into an agreement to sell the San Antonio Gold Project. Accordingly, all assets related to the San Antonio Gold Project were reclassified to assets classified as held for sale as at December 31, 2025. The sale closed on January 27, 2026. Additional information is provided in Note 6 – Assets Classified as Held for Sale and discontinued operations.

	Plant and	Mining	Right-of-use	Construction-
	Equipment	Interests	assets	in-progress	2024
	$	$		$	$
Cost– Beginning of period	114,043	456,467	6,132	11,399	588,041
Additions	3,515	35,538	—	4,588	43,641
Assets classified as held for sale and other disposals	(6,937)	—	(189)	—	(7,126)
Asset retirement obligations	—	13,524	—	—	13,524
Depreciation capitalized	—	2,397	—	—	2,397
Share-based compensation capitalized	—	70	—	—	70
Impairment	(2,848)	—	—	(514)	(3,362)
Other	—	(534)	—	—	(534)
Borrowing costs	—	3,123	—	—	3,123
Transfers	124	—	—	(124)	—
Currency translation adjustments	(79)	401	102	176	600
Cost – End of period	107,818	510,986	6,045	15,525	640,374

Accumulated depreciation – Beginning of period	32,211	4,772	2,078	—	39,061
Depreciation	12,800	140	834	—	13,774
Assets classified as held for sale and other disposals	(5,230)	—	(137)	—	(5,367)
Impairment	—	—	—	—	—
Currency translation adjustments	(322)	(596)	31	—	(887)
Accumulated depreciation – End of period	39,458	4,316	2,807	—	46,581

Cost	107,818	510,986	6,045	15,525	640,374
Accumulated depreciation	(39,458)	(4,316)	(2,807)	—	(46,581)
Net book value	68,360	506,670	3,238	15,525	593,793
(i)	As at December 31, 2024, an amount of $0.4 million remained classified as Assets classified as held for sale in the consolidated statements of financial position for equipment sold in January 2025.

NSR Royalty and Streams

OGR holds a 5% NSR royalty on the Cariboo Gold Project, a 15% gold and silver stream on the San Antonio Gold Project and a 2% to 2.5% stream on all refined metals on the Tintic properties. The Cariboo Gold 5% NSR royalty is perpetual and is secured by a debenture on all of Barkerville movable and immovable assets, including Barkerville’s interest in the property and mineral rights, in an amount not less than $150 million. The security is first-ranking, subject to permitted encumbrances.

In connection with the acquisition of Tintic in May 2022, the Company issued aggregate 2% NSR royalties, with a 50% buyback right in favour of Osisko Development exercisable within five years.

Impairment assessment

On April 28, 2025, the Company disclosed the results of its optimized feasibility study on the Cariboo Gold Project (“2025 FS”). The 2025 FS considers a single milling facility at the mine site for processing, removing the need to transport flotation concentrate to the QR Mill. This change was considered an indicator of impairment for the QR Mill and, accordingly, management performed an impairment assessment and recorded an impairment charge of $25.3 million on the mining interests related to the QR Mill during the first quarter of 2025. As of December 31, 2025, the net book value related to the QR Mill is entirely written off as it is estimated that the net book value will not be recovered by expected net profits to be generated from future sale of precious metals.